Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2011
Assets Held For Sale [Abstract]
Schedule Of Changes In The Carrying Value Of Assets Held For Sale

	Japan	The Netherlands	Total
Balance January 1, 2010	5,231	277	5,508
Foreign currency translation effect	839	—	839

Balance December 31, 2010	6,070	277	6,347
Foreign currency translation effect	515	—	515

Balance December 31, 2011	6,585	277	6,862